Expense Example, No Redemption - FT Vest U.S. Equity Quarterly 20 Barrier ETF - FT Vest U.S. Equity Quarterly 20 Barrier ETF	Oct. 16, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 87
Expense Example, No Redemption, 3 Years	$ 271